Related Parties - Additional Information (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0
Investor [Member]
Related Party Transaction [Line Items]
Operating lease expense		$ 400,000
Amounts paid under lease agreement		600,000
Due to related parties current	$ 0	$ 0